ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2013
Allowance For Loan Losses [Abstract]
ALLOWANCE FOR LOAN LOSSES
NOTE D - ALLOWANCE FOR LOAN LOSSES

Allowance for Loan Losses
	2013	2012	2011
	(In thousands)

Beginning Balance	$2,160	$1,447	$1,242
Provision for losses on loans	1,443	1,280	700
Charge-offs of loans	(1,937)	(568)	(508)
Recoveries	31	1	13
	$1,697	$2,160	$1,447

	One-to four
	Family	Multi-family
2013	Residential	Residential	Construction	Commercial	Consumer	Total
	(In thousands)
Allowance for loan losses:

Beginning balance	$1,823	$172	$1	$153	$11	$2,160
Provision	1,426	22	8	(14)	1	1,443
Charge-offs	(1,928)	-	-	(8)	(1)	(1,937)
Recoveries	31	-	-	-	-	31

Ending balance	$1,352	$194	$9	$131	$11	$1,697

Originated loans:
Individually evaluated
for impairment	$-	$-	$-	$-	$-	$-

Purchased loans:
Individually evaluated
for impairment	$-	$-	$-	$-	$-	$-

Originated Loans:
Collectively evaluated
for impairment	$939	$194	$9	$131	$11	$1,284

Purchased loans:
Loans acquired with
deteriorated credit quality	$413	$-	$-	$-	$-	$413

Loans receivable:

Ending balance	$236,236	$22,805	$7,141	$72,755	$2,278	$341,215

Ending balance:
Individually evaluated
for impairment (1)	$77,380	$6,535	$-	$21,055	$1,508	$106,478

Ending balance:
Collectively evaluated
for impairment	$155,676	$15,214	$7,141	$45,109	$770	$223,910

Ending balance:
Loans acquired with
deteriorated credit quality	$3,180	$1,056	$-	$6,591	$-	$10,827

(1)Includes loans acquired from First Franklin of $103,497

	One-to four
	Family	Multi-family
2012	Residential	Residential	Construction	Commercial	Consumer	Total
	(In thousands)
Allowance for loan losses:

Beginning balance	$978	$162	$13	$285	$9	$1,447
Provision	1,382	10	(12)	(101)	1	1,280
Charge-offs	(537)	-	-	(31)	-	(568)
Recoveries	-	-	-	-	1	1

Ending balance	$1,823	$172	$1	$153	$11	$2,160

Originated loans:
Individually evaluated
for impairment	$632	$-	$-	$-	$-	$632

Purchased loans:
Individually evaluated
for impairment	$152	$-	$-	$-	$-	$152

Originated Loans:
Collectively evaluated
for impairment	$673	$172	$1	$153	$11	$1,010

Purchased loans:
Loans acquired with
deteriorated credit quality	$366	$-	$-	$-	$-	$366

Loans receivable:

Ending balance	$249,202	$23,866	$1,243	$67,166	$1,691	$343,168

Ending balance:
Individually evaluated
for impairment (1)	$96,060	$9,225	$-	$24,967	$894	$131,146

Ending balance:
Collectively evaluated
for impairment	$149,159	$13,579	$1,243	$33,678	$716	$198,375

Ending balance:
Loans acquired with
deteriorated credit quality	$3,983	$1,062	$-	$8,521	$81	$13,647

(1)Includes loans acquired from First Franklin of $125,430

Credit Quality Indicators
As of December 31, 2013

Credit Risk Profile by Internally Assigned Grade

Originated Loans at December 31, 2013

	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total
			(In thousands)
Grade:
Pass	$155,364	$15,214	$7,141	$44,218	$770	$222,707
Special mention	-	-	-	-	-	-
Substandard	2,519	95	-	1,570	-	4,184
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$157,883	$15,309	$7,141	$45,788	$770	$226,891

Purchased Loans at December 31, 2013
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total
			(In thousands)

Grade:
Pass	$74,410	$7,496	$-	$25,076	$1,490	$108,472
Special mention	-	-	-	-	-	-
Substandard	3,943	-	-	1,891	18	5,852
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$78,353	$7,496	$-	$26,967	$1,508	$114,324

Age Analysis of Past Due Originated Loans Receivable
As of December 31, 2013

							Recorded
							Investment
	30-89 Days	Over	Total Past			Total Loan	90 Days and
	Past Due	90 Days	Due	Current	Nonaccrual	Receivables	Accruing
	(In thousands)

Real Estate:
1-4 family Residential	$1,915	$2,207	$4,122	$153,761	$2,207	$157,883	-
Multi-family	-	95	95	15,214	95	15,309	-
Construction	-	-	-	7,141	-	7,141	-
Commercial	-	679	679	45,109	679	45,788	-
Consumer	-	-	-	770	-	770	-
Total	$1,915	$2,981	$4,896	$221,995	$2,981	$226,891	-

Age Analysis of Past Due Purchased Loans Receivable
As of December 31, 2013

							Recorded
							Investment
	30-89 Days	Over	Total Past			Total Loan	90 Days and
	Past Due	90 Days	Due	Current	Nonaccrual	Receivables	Accruing
	(In thousands)

Real Estate:
1-4 family Residential	$2,221	$3,287	$5,508	$72,845	$3,287	$78,353	$-
Multi-family	56	-	56	7,440	-	7,496	-
Construction	-	-	-	-	-	-	-
Commercial	336	676	1,012	25,955	676	26,967	-
Consumer	10	18	28	1,490	18	1,508	-
Total	$2,623	$3,981	$6,604	$107,720	$3,981	$114,324	$-

	Impaired Loans As of December 31, 2013

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)

Purchased loans with a credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$3,180	$3,180	$-	$3,556	$192
Multi-family	1,056	1,056	-	1,059	22
Construction	-	-	-	-	-
Commercial	6,591	6,591	-	7,556	436
Consumer	-	-	-	41	-
Total	$10,827	$10,827	$-	$12,212	$650
Purchased loans with a credit quality discount and an allowance recorded:
Real Estate:
1-4 family Residential	$-	$-	$-	$7	$-
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$-	$-	$-	$7	$-
Purchased loans with no credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$2,646	$2,646	$-	$2,185	$107
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	16	16	-	28	1
Total	$2,662	$2,662	$-	$2,213	$108
Purchased loans with an allowance recorded:
Real Estate:
1-4 family Residential	$-	$-	$-	$74	$-
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$-	$-	$-	$74	$-

	Impaired Loans As of December 31, 2013

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)

Originated loans with no related allowance recorded
Real Estate:
1-4 family Residential	$2,207	$2,207	$-	$2,847	$32
Multi-family	95	95	-	95	-
Construction	-	-	-	-	-
Commercial	679	679	-	537	35
Consumer	-	-	-	-	-
Total	$2,981	$2,981	$-	$3,479	$67
Originated loans with an allowance recorded:
Real Estate:
1-4 family Residential	$-	$-	$-	$473	$-
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	81	-
Consumer	-	-	-	-	-
Total	$-	$-	$-	$554	$-
Total:
Real Estate:
1-4 family Residential	$8,033	$8,033	$-	$9,142	$331
Multi-family	1,151	1,151	-	1,154	22
Construction	-	-	-	-	-
Commercial	7,270	7,270	-	8,174	471
Consumer	16	16	-	69	1
Total	$16,470	$16,470	$-	$18,539	$825

Credit Quality Indicators
As of December 31, 2012

Credit Risk Profile by Internally Assigned Grade

	Originated Loans at December 31, 2012
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total
		(In thousands)

Grade:
Pass	$148,771	$13,579	$1,243	$32,699	$716	$197,008
Special mention	-	-	-	-	-	-
Substandard	5,390	94	-	1,599	-	7,083
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$154,161	$13,673	$1,243	$34,298	$716	$204,091

	Purchased Loans at December 31, 2012
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total
		(In thousands)

Grade:
Pass	$91,091	$10,193	$-	$30,551	$855	$132,690
Special mention	108	-	-	-	-	108
Substandard	3,842	-	-	2,317	120	6,279
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$95,041	$10,193	$-	$32,868	$975	$139,077

Age Analysis of Past Due Originated Loans Receivable
As of December 31, 2012

							Recorded
							Investment
	30-89 Days	Over	Total Past			Total Loan	90 Days and
	Past Due	90 Days	Due	Current	Nonaccrual	Receivables	Accruing
			(In thousands)
Real Estate:
1-4 family Residential	$1,116	$5,002	$6,118	$148,043	$5,002	$154,161	$-
Multi-family	-	94	94	13,579	94	13,673	-
Construction	-	-	-	1,243	-	1,243	-
Commercial	547	620	1,167	33,131	620	34,298	-
Consumer	-	-	-	716	-	716	-
Total	$1,663	$5,716	$7,379	$196,712	$5,716	$204,091	$-

Age Analysis of Past Due Purchased Loans Receivable
As of December 31, 2012

							Recorded
							Investment
	30-89 Days	Over	Total Past			Total Loan	90 Days and
	Past Due	90 Days	Due	Current	Nonaccrual	Receivables	Accruing
			(In thousands)
Real Estate:
1-4 family Residential	$2,890	$3,446	$6,336	$88,705	$3,446	$95,041	$-
Multi-family	-	-	-	10,193	-	10,193	-
Construction	-	-	-	-	-	-	-
Commercial	693	1,519	2,212	30,656	1,519	32,868	-
Consumer	-	7	7	968	7	975	-
Total	$3,583	$4,972	$8,555	$130,522	$4,972	$139,077	$-

	Impaired Loans
	As of December 31, 2012

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)
Purchased loans with a credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$3,931	$3,931	$-	$4,752	$232
Multi-family	1,062	1,062	-	1,065	53
Construction	-	-	-	-	-
Commercial	8,521	8,521	-	8,861	545
Consumer	81	81	-	89	16
Total	$13,595	$13,595	$-	$14,767	$846
Purchased loans with a credit quality discount and an allowance recorded:
Real Estate:
1-4 family Residential	$13	$52	$39	$7	$-
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$13	$52	$39	$7	$-
Purchased loans with no credit quality discount and no related allowance recorded:
Real Estate:
1-4 family Residential	$1,724	$1,724	$-	$2,055	$60
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	116	-
Consumer	39	39	-	30	1
Total	$1,763	$1,763	$-	$2,201	$61
Purchased loans with an allowance recorded:
Real Estate:
1-4 family Residential	$148	$261	$113	$74	$5
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$148	$261	$113	$74	$5

		Impaired Loans As of December 31, 2012

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)
Originated loans with no related allowance recorded
Real Estate:
1-4 family Residential	$3,487	$3,487	$-	$4,259	$43
Multi-family	94	94	-	95	1
Construction	-	-	-	-	-
Commercial	396	396	-	291	2
Consumer	-	-	-	-	-
Total	$3,977	$3,977	$-	$4,645	$46

Originated loans with an allowance recorded:
Real Estate:
1-4 family Residential	$946	$1,515	$569	$613	$6
Multi-family	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	161	224	63	157	-
Consumer	-	-	-	-	-
Total	$1,107	$1,739	$632	$770	$6
Total:
Real Estate:
1-4 family Residential	$10,249	$10,970	$721	$11,760	$346
Multi-family	1,156	1,156		1,160	54
Construction	-	-	-	-	-
Commercial	9,078	9,141	63	9,425	547
Consumer	120	120	-	119	17
Total	$20,603	$21,387	$784	$22,464	$964

Modifications
As of December 31, 2013

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
(In thousands)
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	4	$316	$312
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	4	1,863	1,849
Consumer	-	-	-

	Number of	Recorded
	Contracts	Investment
(In thousands)
Troubled Debt Restructurings
That Subsequently Defaulted
Real Estate:
1-4 Family Residential	-	$-
Multi-family Residential	-	-
Construction	-	-
Commercial	1	754
Consumer	-	-

Modifications
As of December 31, 2012

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
(In thousands)
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	16	$1,508	$1,508
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	1	754	754
Consumer	-	-	-

	Number of	Recorded
	Contracts	Investment
(In thousands)
Troubled Debt Restructurings
That Subsequently Defaulted
Real Estate:
1-4 Family Residential	-	$-
Multi-family Residential	-	-
Construction	-	-
Commercial	-	-
Consumer	-	-

As of December 31, 2013, Cheviot Savings Bank had total troubled debt restructurings of $6.0 million.  There were 31 one- to four-family residential loans totaling $3.4 million in troubled debt restructurings with the largest totaling $546,000.  The remaining $2.6 million in troubled debt restructurings consisted of five commercial loans.  During the year ended December 31, 2012, Cheviot Savings Bank had total troubled debt restructurings of $6.0 million. There were 30 one- to four-family residential loans totaling $3.8 million in troubled debt restructurings during the year, with the largest totaling $560,000.  The other $2.2 million in troubled debt restructurings consisted of three commercial loans.  These loans were modified due to short term concessions with no impairment as Cheviot Savings Bank expects to recognize the full amount of the commitment.  Cheviot Savings Bank has no commitments to lend additional funds to these debtors owing receivables whose terms have been modified in troubled debt restructurings.